Commitments and Contingencies	3 Months Ended
Sep. 27, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Text Block]
COMMITMENTS AND CONTINGENCIES

In addition to the discussions below, the Company has pending certain other legal actions and claims incurred in the normal course of business. The Company records accruals for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. As of September 27, 2014, the Company has determined that the liabilities associated with certain litigation matters are probable and can be reasonably estimated. The Company has accrued for these matters and will continue to monitor each related legal issue and adjust accruals for new information and further development. Other than the items disclosed below, the Company considers the remainder of litigation matters to be immaterial individually and in the aggregate.

Texas Medicaid

In June 2013, the Company received notices from the Office of the Attorney General for the State of Texas, of civil investigative demands to two of the Company’s affiliates, Perrigo Pharmaceuticals Company and Paddock Laboratories, LLC, for information under the Texas Medicaid Fraud Prevention Act relating to the submission of prices to Texas Medicaid in claims for reimbursement for drugs. The Company has cooperated with requests for information and is in the process of evaluating this and other information. While the Company does not know the full extent of its potential liability at this time and intends to vigorously defend against any claims, the Company could be subject to material penalties and damages. The Company has established a contingency loss accrual of $15.0 million to cover potential settlement or other outcomes. The Company cannot predict whether settlement on terms acceptable to it will occur, or that a settlement or potential liability for these claims will not be higher than the amount recorded.

Eltroxin

During October and November 2011, nine applications to certify a class action lawsuit were filed in various courts in Israel related to Eltroxin, a prescription thyroid medication manufactured by a third party and distributed in Israel by Perrigo Israel Agencies Ltd. The respondents include Perrigo Israel Pharmaceuticals Ltd. and/or Perrigo Israel Agencies Ltd., the manufacturers of the product, and various health care providers who provide health care services as part of the compulsory health care system in Israel.

The nine applications arose from the 2011 launch of a reformulated version of Eltroxin in Israel. The applications generally alleged that the respondents (a) failed to timely inform patients, pharmacists and physicians about the change in the formulation; and (b) failed to inform physicians about the need to monitor patients taking the new formulation in order to confirm patients were receiving the appropriate dose of the drug. As a result, claimants allege they incurred the following damages: (a) purchases of product that otherwise would not have been made by patients had they been aware of the reformulation; (b) adverse events to some patients resulting from an imbalance of thyroid functions that could have been avoided; and (c) harm resulting from the patients' lack of informed consent prior to the use of the reformulation.

All nine applications were transferred to one court in order to determine whether to consolidate any of the nine applications. On July 19, 2012, the court dismissed one of the applications and ordered that the remaining eight applications be consolidated into one application. On September 19, 2012, a consolidated motion to certify the eight individual motions was filed by lead counsel for the claimants. Generally, the allegations in the consolidated motion are the same as those set forth in the individual motions; however, the consolidated motion excluded the manufacturer of the reformulated Eltroxin as a respondent. Several hearings on whether or not to certify the consolidated application took place in December 2013 and January 2014. As this matter is in its early stages, the Company cannot reasonably predict at this time the outcome or the liability, if any, associated with these claims.

Neot Hovav

In March and June of 2007, lawsuits were filed by three separate groups against both the State of Israel and the Council of Neot Hovav in connection with waste disposal and pollution from several companies, including the Company, that have operations in the Neot Hovav region of Israel. These lawsuits were subsequently consolidated into a single proceeding in the District Court of Beer-Sheva.  The Council of Neot Hovav, in June 2008, and the State of Israel, in November 2008, asserted third-party claims against several companies, including the Company.  The pleadings allege a variety of personal injuries arising out of the alleged environmental pollution.  Neither the plaintiffs nor the third-party claimants were required to specify a maximum amount of damages, but the pleadings allege damages in excess of $72.5 million, subject to foreign currency fluctuations between the Israeli shekel and the U.S. dollar.  On January 9, 2013, the District Court of Beer-Sheva ruled in favor of the Company.  On September 29, 2014, the Supreme Court of Israel affirmed the ruling of the District Court in favor of the Company and as a result, the matter is now closed.

Tysabri® product liability lawsuits

The Company and collaborator Biogen are co-defendants in product liability lawsuits arising out of the occurrence of Progressive Multifocal Leukoencephalopathy ("PML"), a serious brain infection, and serious adverse events, including deaths, which occurred in patients taking Tysabri®. The Company and Biogen will each be responsible for 50% of losses and expenses arising out of any Tysabri® product liability claims. While these lawsuits will be vigorously defended, management cannot predict how these cases will be resolved. Adverse results in one or more of these lawsuits could result in substantial judgments against the Company.